CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 62,843	$ 93,605
Trade accounts receivable, net	325,104	352,630
Other receivables	28,145	45,973
Inventories	178,922	156,549
Assets held-for-sale	1,355	113,968
Other current assets	87,110	75,842
Total current assets	683,479	838,567
Investments	288,505	298,856
Property, plant and equipment, net	663,244	710,465
Goodwill	416,155	431,265
Intangible assets, net	58,524	53,261
Other assets	159,320	114,103
Total assets	2,269,227	2,446,517
Current liabilities:
Short-term borrowings	16,748	7,489
Current maturities of long-term debt	25,188	20,257
Accounts payable	146,506	181,925
Accrued compensation	53,780	53,113
Income taxes payable	1,985	6,072
Dividends payable	16,535	16,536
Insurance liabilities	12,415	10,523
Advances on contracts	117,398	24,053
Liabilities of assets held-for-sale	0	109,176
Due to unconsolidated affiliate	8,142	24,954
Due to related party	22,320	22,320
Other current liabilities	144,543	132,550
Total current liabilities	565,560	608,968
Long-term debt	829,709	783,158
Deferred income taxes	6,379	8,217
Insurance liabilities	35,470	41,879
Retirement plan liabilities	350,889	241,049
Due to unconsolidated affiliate	20,169	27,292
Due to related party	71,442	84,023
Other liabilities	37,699	54,376
Total liabilities	1,917,317	1,848,962
COMMITMENTS AND CONTINGENCIES
HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Preferred Stock, Value, Issued	0	0
Common stock, par value $1.25 (issued 112,357,348 and 112,198,693 shares at December 31, 2014 and 2013, respectively)	140,444	140,248
Additional paid-in capital	165,666	159,025
Accumulated other comprehensive loss	(532,256)	(370,615)
Retained earnings	1,283,549	1,372,041
Treasury stock, at cost (31,697,498 and 31,519,768 shares at December 31, 2014 and 2013, respectively)	(749,815)	(746,237)
Total Harsco Corporation stockholders' equity	307,588	554,462
Noncontrolling interests	44,322	43,093
Total equity	351,910	597,555
Total liabilities and equity	$ 2,269,227	$ 2,446,517